INVESTMENT IN THE HONG KONG JOINT VENTURE (Tables)	12 Months Ended
Mar. 31, 2021
INVESTMENT IN THE HONG KONG JOINT VENTURE
Schedule of income statement information of the Hong Kong joint venture

The following represents summarized financial information derived from the financial statements of the Hong Kong Joint Venture for the fiscal year ended March 31, 2020.

For the Year Ended March 31,
2020
Net Sales	$8,054,070

Gross Profit	276,787

Net Loss	(3,235,107)